Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

December 26, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
SEC File Number: 333-270997
Ramirez Core Bond Fund S000082314
Ramirez Government Money Market Fund S000082315

To the Commission:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended and the regulations thereunder, the Trust on behalf of its series, Ramirez Core Bond Fund and Ramirez Government Money Market Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective December 18, 2023, and filed electronically as Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N‑1A on December 18, 2023.

If you have any questions regarding the enclosed, please do not hesitate to contact Ryan Charles at ryan.charles1@usbank.com or 480.964.6008.

Sincerely,

/s/ Ryan Charles
Ryan Charles
Secretary
Advisor Managed Portfolios